Property, plant and equipment	12 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Property, plant and equipment

10.	Property, plant and equipment

Changes in the Group's property, plant and equipment for the years ended June 30, 2018 and 2017 were as follows:

	Owner occupied farmland (i)	Bearer plant (v)	Buildings and facilities	Machinery and equipment	Communication networks	Others (ii)	Total
Balance as of June 30, 2017	10,106	436	34,468	7,013	12,413	2,916	67,352
Costs	11,245	523	40,717	10,078	54,220	5,128	121,911
Accumulated depreciation	(1,139)	(87)	(6,249)	(3,065)	(41,807)	(2,212)	(54,559)
Net book amount at June 30, 2017	10,106	436	34,468	7,013	12,413	2,916	67,352

Currency translation adjustment	1,648	107	7,917	2,427	3,200	977	16,276
Additions	395	387	2,032	1,749	1,741	1,727	8,031
Transfers	(157)	-	(2,721)	-	-	-	(2,878)
Disposals	(565)	(2)	(124)	(45)	(86)	(23)	(845)
Impairments / Recoveries	(37)	-	(123)	-	-	-	(160)
Depreciation charge (iii)	(213)	(112)	(1,724)	(1,276)	(2,307)	(1,129)	(6,761)
Deconsolidation	-	-	(36,459)	(9,510)	-	(508)	(46,477)
Assets incorporated by business combination (iv)	1,556	-	162	176	-	2	1,896
Balance as of June 30, 2018	12,733	816	3,428	534	14,961	3,962	36,434

Costs	14,018	1,015	8,179	1,625	61,088	7,640	93,565
Accumulated depreciation	(1,285)	(199)	(4,751)	(1,091)	(46,127)	(3,678)	(57,131)
Net book amount at June 30, 2018	12,733	816	3,428	534	14,961	3,962	36,434

Currency translation adjustment	(382)	(38)	63	67	(385)	(254)	(929)
Additions	555	407	384	103	3,218	1,646	6,313
Transfers	456	-	665	13	-	-	1,134
Disposals	(305)	-	(1)	(2)	(30)	(17)	(355)
Depreciation charge (iii)	(160)	(206)	(357)	(98)	(2,653)	(1,266)	(4,740)
Balance as of June 30, 2019	12,897	979	4,182	617	15,111	4,071	37,857

Costs	14,342	1,384	9,290	1,806	63,891	9,015	99,728
Accumulated depreciation	(1,445)	(405)	(5,108)	(1,189)	(48,780)	(4,944)	(61,871)
Net book amount at June 30, 2019	12,897	979	4,182	617	15,111	4,071	37,857

(i)	On January 9, 2017, the INRA released a report declaring that Las Londras farm (4565 ha.), with a book value of Ps. 540 as of June 30, 2019, is within the area of the "Guarayos Forestry Reserve" and establishes that the property of Agropecuaria Acres del Sud S.A. should be reduced to 50 hectares, while the remaining acreage would be reverted upon as a fiscal land once the process is concluded. It should be noted that the report is preliminary and is subject to appeal by the interested parties. The Company exercising its rights presented an administrative filing and within the associations of producers that the company is part of. Recently a census was ordered in the affected area, but no definitive resolution was issued to delimit the reservation. At the same time, a claim was made to our sellers to respond for eviction by virtue of the declarations and guarantees granted at the time of the sale of the property.
(ii)	Includes furniture and fixtures and vehicles.
(iii)	Amortization charge was recognized in the amount of Ps. 3,940 and Ps. 3,339 under "Costs", in the amount of Ps. 286 and Ps. 207 under "General and administrative expenses" and Ps. 80 and Ps. 57 under "Selling expenses" as of June 30, 2019 and 2018, respectively in the Statements of Income (Note 26) and Ps. 408 and Ps.350 were capitalized as part of biological assets' cost. In addition, a charge of Ps. 1,539 and Ps. 96 was recognized under "Discontinued operations" as of June 30, 2017 and 2018, respectively.
(iv)	See Note 4. Includes other non-significant business combinations.
(v)	Corresponds to the plantation of sugarcane with a useful life of more than one year.